Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 191
2018	202
2019	215
2020	230
2021	244
2022 - 2026	1,448
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	10
2018	10
2019	10
2020	9
2021	9
2022 - 2026	33
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	2
2018	2
2019	2
2020	2
2021	2
2022 - 2026	$ 5